Average Annual Total Returns - FidelitySeriesOpportunisticInsightsFund-PRO - FidelitySeriesOpportunisticInsightsFund-PRO - Fidelity Series Opportunistic Insights Fund	Mar. 01, 2023
Fidelity Series Opportunistic Insights Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(25.73%)
Past 5 years	9.27%
Past 10 years	13.36%
Fidelity Series Opportunistic Insights Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(27.01%)
Past 5 years	6.09%
Past 10 years	11.00%
Fidelity Series Opportunistic Insights Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.20%)
Past 5 years	7.33%
Past 10 years	10.95%
RS003
Average Annual Return:
Past 1 year	(19.21%)
Past 5 years	8.79%
Past 10 years	12.13%